Other Current Assets - Additional Information (Detail) - EUR (€) € in Thousands			6 Months Ended
	Jun. 25, 2018	Jul. 04, 2016	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Research tax credit			€ 16,802		€ 10,829	€ 9,200
Other income research tax credit			€ 6,000	€ 5,400
Research tax credit current adjustment		€ 900
Research tax credit final reassessment received	€ 58
Research tax credit current adjustment reversed	€ 900